Net finance costs (Tables)	12 Months Ended
Jun. 30, 2025
Net finance costs
Schedule of net finance costs

	2025	2024	2023
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(1,331)	(1,247)	(3,076)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,730)	(35,298)	(30,671)
Interest payable on lease liabilities (Note 14)	(638)	(681)	(208)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving credit facilities	(1,938)	(1,551)	(745)
Foreign exchange losses on retranslation of unhedged US dollar borrowings(1)	—	(2,755)	—
Unwinding of discount relating to registrations	(16,712)	(15,593)	(8,326)
Interest on provisions	—	—	(287)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(2,639)	(6,742)	(1,604)
Total finance costs	(58,988)	(63,867)	(44,917)
Interest receivable on short-term bank deposits	3,350	1,686	728
Foreign exchange gains on retranslation of unhedged US dollar borrowings(2)	22,931	—	22,375
Interest on release of provisions	73	26	—
Hedge ineffectiveness on cash flow hedges	11,400	784	420
Total finance income	37,754	2,496	23,523
Net finance costs	(21,234)	(61,371)	(21,394)
(1)	Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavorable swing in foreign exchange rates.
(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favorable swing in foreign exchange rates.